CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	IPO	Ordinary Shares	Ordinary Shares IPO	Preferred Shares	Additional Paid-In Capital	Additional Paid-In Capital IPO	Accumulated Deficit
Balance at Dec. 31, 2016	$ 16,307		$ 6		$ 13	$ 43,502		$ (27,214)
Balance, shares at Dec. 31, 2016			2,305,743		5,193,427
Exercise of options into ordinary shares	4					4
Exercise of options into ordinary shares, shares			1,920
Share-based compensation	1,873					1,873
Exercise of warrants into preferred shares	4,732				$ 1	4,731
Exercise of warrants into preferred shares, shares					364,036
Conversion of preferred shares into ordinary shares			$ 14		$ (14)
Conversion of preferred shares into ordinary shares, shares			5,557,463		(5,557,463)
Issuance of ordinary shares in public offering, net of issuance expenses	60,772		$ 15			60,757
Issuance of ordinary shares in public offering, net of issuance expenses, shares			5,144,378
Net loss	(9,616)							(9,616)
Balance at Jun. 30, 2017	74,072		$ 35			110,867		(36,830)
Balance, shares at Jun. 30, 2017			13,009,504
Balance at Dec. 31, 2017	68,515		$ 37			115,692		(47,214)
Balance, shares at Dec. 31, 2017			13,751,390
Exercise of options into ordinary shares			$ 1			(1)
Exercise of options into ordinary shares, shares			418,970
Share-based compensation	12,250					12,250
Issuance of ordinary shares in public offering, net of issuance expenses		$ 64,193		$ 5			$ 64,188
Issuance of ordinary shares in public offering, net of issuance expenses, shares				1,682,926
Net loss	(31,408)							(31,408)
Balance at Jun. 30, 2018	$ 113,550		$ 43			$ 192,129		$ (78,622)
Balance, shares at Jun. 30, 2018			15,853,286